Taxation - Income tax uncertainties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Unrecognized tax benefits, rollforward
January 1	$ 9,276	$ 10,273	$ 5,689
Changes in tax positions taken during a prior period - increase	1,933		3,870
Changes in tax positions taken during a prior period - decrease		(199)
Impact of change in foreign currency exchange rates - Increase			714
Impact of change in foreign currency exchange rates - Decrease	(500)	(798)
December 31	10,709	9,276	10,273
Unrecognized tax benefits impacting effective tax rate	$ 0	$ 0	$ 0